Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 24, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
Alpha Defensive Growth Fund | Class I | Class I
Risk/Return:
Trading Symbol	ACDEX
Alpha Opportunistic Growth Fund | Class I | Class I
Risk/Return:
Trading Symbol	ACOPX